Owners' Capital/Partners' Equity - Subordinated Units (Details)		36 Months Ended
	May 16, 2017 shares	May 17, 2017 item $ / shares	Dec. 31, 2018	Apr. 26, 2018	Jan. 27, 2017	Aug. 05, 2016
Owners' Capital/Partners' Equity
Subordinated units minimum quarterly distribution		$ 0.375
Minimum distribution on each outstanding common and subordinated unit for subordination period to end		$ 0.375
Number of consecutive four-quarter periods to pay minimum distribution | item		3
Conversion ratio of subordinated units to common units	1
Number of subordinated units converted into common units | shares	9,822,358
GasLog Ltd.
Owners' Capital/Partners' Equity
General partner interest in GasLog Partners		2.00%	2.00%	2.00%	2.00%	2.00%